Fair Value - Summary of level 3 financial liabilities measured at fair value using significant unobservable inputs (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sponsor Earn-out Liability
Summary of level 3 financial liabilities measured at fair value using significant unobservable inputs [Line Items]
Beginning balance	$ 7,624	$ 0	$ 0	$ 0
Additions during the period		26,443
Change in fair value	(6,139)	(18,819)	0	0
Reclass to additional paid-in-capital upon Closing		0
Ending balance	1,485	7,624	0	0
Private Warrants
Summary of level 3 financial liabilities measured at fair value using significant unobservable inputs [Line Items]
Beginning balance	174	0	0	0
Additions during the period		589
Change in fair value	(146)	(415)	0	0
Reclass to additional paid-in-capital upon Closing		0
Ending balance	28	174	0	0
Redeemable Convertible Preferred Stock Warrants [Member]
Summary of level 3 financial liabilities measured at fair value using significant unobservable inputs [Line Items]
Beginning balance	$ 0	12,323	19,478	21,228
Additions during the period		0
Change in fair value		(5,056)	(7,155)	(1,750)
Reclass to additional paid-in-capital upon Closing		(7,267)
Ending balance		$ 0	$ 12,323	$ 19,478